Advances for acquisition of vessels (Tables)	6 Months Ended
Jun. 30, 2026
Advances for acquisition of vessels
Schedule of advances for acquisition of vessels

Balance – January 1, 2026	$38,894,251
Additions during the period	276,985,273
Transfers during the period to vessels, net	(295,746,265)
Balance – June 30, 2026	$20,133,259